Merger (Pro Forma Consolidated Statements of Operations) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 14,362,000	$ 15,483,000
Income from operations	2,106,000	2,967,200
Net income (loss)	$ (141,700)	$ 286,200
Net income (loss) per common share	$ 0	$ 0